Decommissioning and Other Provisions - Current and Non-Current Portion of Decommissioning and Other Provisions (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Current portion	$ 84	$ 83
Non-current portion	807	850
Total decommissioning and other provisions	$ 891	$ 933	$ 689